DEBT - Term Loan (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 10, 2023	Aug. 13, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Debt Instrument [Line Items]
Proceeds from term loan					$ 3,500,000	$ 783,008
Long-term debt, net			$ 3,425,664		3,422,616
Outstanding principal loan amount			3,500,000		3,500,000
Interest expense			38,048	$ 853,147	2,102,681	2,096,795
Debt issuance costs			$ 74,336		77,384
Issuance of common stock warrants in connection with Term Loan					49,072
Payment of debt issuance costs in connection with note payable					32,917
Amortized debt issuance costs					$ 875,293	9,185
Prime Rate
Debt Instrument [Line Items]
Basis spread rate			0.75%		0.75%
Interest rate on the loan			3.25%		3.25%
Lender
Debt Instrument [Line Items]
Debt issuance costs			$ 81,989		$ 81,989
Warrants to purchase common stock issued			12,500		12,500
Issuance of common stock warrants in connection with Term Loan			$ 49,072		$ 49,072
Payment of debt issuance costs in connection with note payable			23,066		23,066
Legal costs			9,851		$ 9,851
Term Loan
Debt Instrument [Line Items]
Proceeds from term loan		$ 3,500,000
Unused borrowing amount			$ 1,500,000				$ 1,500,000
Interest rate on the loan			4.00%		4.00%
Calendar day to pay interest					10 days
Calendar day to pay principal	30 days
Outstanding principal loan amount			$ 3,500,000
Interest expense			35,000		$ 47,444	0
Amortized debt issuance costs			3,048		5,175	0
Unamortized debt issuance costs			$ 74,336		$ 77,384	$ 0